UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                  RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.65%
Argentina — 0.71%
195,400	Grupo Financiero Galicia SA, ADR	$5,387,178

Bangladesh — 0.64%
5,600,183	BRAC Bank Ltd.*	4,865,643

Brazil — 7.19%
1,514,600	Banco Bradesco SA	13,228,204
1,640,840	Banco do Brasil SA	19,682,036
1,059,720	Natura Cosmeticos SA	12,304,044
625,966	Raia Drogasil SA	9,230,202

		54,444,486

Chile — 2.69%
2,031,278	Antofagasta Plc	20,315,864

China — 13.40%
71,650	Alibaba Group Holding Ltd., ADR*	9,821,066
69,690	Baidu, Inc., ADR*	11,052,834
2,848,600	China Merchants Port Holdings Co. Ltd.	5,121,820
2,043,500	China Mobile Ltd.	19,774,126
2,242,000	China Resources Land Ltd.	8,624,240
10,270,500	Dali Foods Group Co. Ltd.(a)	7,577,226
204,770	Fuyao Glass Industry Group Co. Ltd., Series A	681,809
4,314,800	Fuyao Glass Industry Group Co. Ltd., Series H(a)	13,814,579
877,884	Midea Group Co. Ltd., Class A	4,741,625
2,163,000	Ping An Insurance Group Co. of China Ltd., Series H	19,082,020
663,569	Weifu High-Technology Group Co. Ltd., Series B	1,150,179

		101,441,524

Hong Kong — 5.93%
4,191,200	AIA Group Ltd.	34,815,519
3,550,400	Samsonite International SA(a)	10,086,091

		44,901,610

India — 13.13%
468,473	Dr. Reddy’s Laboratories Ltd., ADR	17,661,432
281,899	Hero MotoCorp Ltd.	12,526,292
1,457,133	Housing Development Finance Corp. Ltd.	41,053,688
1,038,556	Tata Consultancy Services Ltd.	28,160,297

		99,401,709

Indonesia — 3.97%
7,474,700	Bank Central Asia Tbk PT	13,517,616
156,286,700	Kalbe Farma Tbk PT	16,512,661

		30,030,277

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
Japan — 1.69%
195,600	SoftBank Group Corp.	$12,811,642

Korea — 7.60%
39,417	Amorepacific Corp.	7,416,533
745,617	Hanon Systems	7,225,402
30,812	NCSoft Corp.	12,915,480
47,963	Samsung Fire & Marine Insurance Co. Ltd.	11,533,147
519,174	Shinhan Financial Group Co. Ltd.*	18,407,896

		57,498,458

Luxembourg — 0.29%
79,716	Ternium SA, ADR	2,160,304

Malaysia — 1.04%
1,311,000	Public Bank Berhad	7,848,632

Mexico — 2.42%
185,100	Fomento Economico Mexicano SAB de CV, ADR	15,927,855
1,511,580	Kimberly-Clark de Mexico SAB de CV, Series A	2,407,544

		18,335,399

Nigeria — 0.71%
57,220,017	Guaranty Trust Bank Plc	5,390,490

Peru — 2.72%
92,760	Credicorp Ltd.	20,562,109

Philippines — 3.15%
1,367,350	SM Investments Corp.	23,854,408

South Africa — 12.19%
1,024,018	Clicks Group Ltd.	13,613,725
471,305	Discovery Ltd.	5,233,240
2,988,314	FirstRand Ltd.	13,611,388
582,416	Mondi Ltd.	12,545,570
212,742	Naspers Ltd., N Shares	42,594,448
351,986	Shoprite Holdings Ltd.	4,649,602

		92,247,973

Taiwan — 11.35%
13,649,191	E.Sun Financial Holding Co. Ltd.	8,928,856
1,278,000	Giant Manufacturing Co. Ltd.	5,998,375
1,134,000	MediaTek, Inc.	8,439,796
5,013,530	Standard Foods Corp.	8,101,654

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
5,186,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$37,656,757
7,375,468	Uni-President Enterprises Corp.	16,732,413

		85,857,851

Thailand — 2.74%
5,145,100	Delta Electronics Public Co. Ltd. - FOR	10,987,092
1,716,600	Kasikornbank Public Co. Ltd., NVDR	9,764,958

		20,752,050

Turkey — 1.37%
12,000,900	Enka Insaat ve Sanayi AS	10,389,340

United Kingdom — 3.72%
535,516	Unilever Plc	28,116,091

Total Common Stocks		746,613,038

(Cost $772,846,896)

Preferred Stocks — 0.34%
Korea — 0.34%
16,481	Samsung Fire & Marine Insurance Co. Ltd.	2,564,908

Total Preferred Stocks		2,564,908

(Cost $2,647,124)

Investment Company — 2.57%
19,474,391	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	19,474,391

Total Investment Company		19,474,391

(Cost $19,474,391)

Total Investments		$768,652,337
(Cost $794,968,411) — 101.56%

Liabilities in excess of other assets — (1.56)%		(11,831,966)

NET ASSETS — 100.00%		$756,820,371

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2018 (Unaudited)

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	119,968	ZAR	1,722,349	Bank Of New York Mellon	1/3/19	$300
JPY	72,864,114	USD	658,420	Bank Of New York Mellon	1/7/19	6,738

						$7,038

HKD	1,930,879	USD	246,644	Bank Of New York Mellon	1/2/19	$(44)
HKD	243,401	USD	31,092	Bank Of New York Mellon	1/3/19	(6)
PHP	63,944,758	USD	1,217,381	Bank Of New York Mellon	1/3/19	(1,220)
ZAR	3,301,743	USD	229,977	Bank Of New York Mellon	1/3/19	(576)

						$(1,846)

Total						$5,192

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

JPY - Japanese Yen

NVDR - Non-Voting Depository Receipt

PHP - Philippine Peso

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	33.76%
Consumer Staples	16.66%
Communication Services	13.10%
Information Technology	9.81%
Consumer Discretionary	8.73%
Industrials	6.65%
Materials	4.63%
Health Care	4.51%
Real Estate	1.14%
Other*	1.01%
100.00%

*  Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 92.12%
Bangladesh — 1.72%
63,831	Delta Brac Housing Finance Corp Ltd.	$98,495

Brazil — 7.67%
56,700	Duratex SA	173,066
48,400	Grendene SA	102,401
6,600	Natura Cosmeticos SA	76,630
8,300	Wilson Sons Ltd., BDR	85,661

		437,758

Chile — 4.76%
88,411	Inversiones Aguas Metropolitanas SA	129,024
3,794	Inversiones La Construccion SA	60,966
36,646	Parque Arauco SA	81,577

		271,567

China — 9.80%
326,000	China Bluechemical Ltd., Class H	102,422
230,000	China Overseas Property Holdings Ltd.	67,181
234,000	Goodbaby International Holdings Ltd.	73,499
169,000	Greatview Aseptic Packaging Co. Ltd.	92,083
80,300	Luthai Textile Co. Ltd., B Shares	95,028
34,000	Vitasoy International Holdings Ltd.	129,427

		559,640

Egypt — 1.07%
14,684	Integrated Diagnostics Holdings Plc(a)	61,086

Hong Kong — 2.81%
114,000	Public Financial Holdings Ltd.	46,822
40,100	Samsonite International SA(a)	113,917

		160,739

India — 18.26%
4,470	Bajaj Holdings & Investment Ltd.	188,863
26,604	Cyient Ltd.	236,360
13,470	Godrej Industries Ltd.	105,321
35,819	Marico Ltd.	191,490
6,775	Sundaram Finance Ltd.	139,549
15,576	TI Financial Holdings Ltd.	117,409
12,470	Tube Investments of India Ltd.	63,636

		1,042,628

Indonesia — 1.95%
321,900	Acset Indonusa Tbk PT	34,857
785,400	Selamat Sempurna Tbk PT	76,482

		111,339

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

Korea — 7.06%
11,789	DGB Financial Group, Inc.	$87,819
1,721	Koh Young Technology, Inc.	127,411
1,351	Leeno Industrial, Inc.	56,942
8,692	Macquarie Korea Infrastructure Fund	72,361
113	Medy-Tox, Inc.	58,847

		403,380

Malaysia — 2.00%
101,700	Bermaz Auto Berhad	52,880
16,060	LPI Capital Berhad	61,153

		114,033

Mexico — 3.48%
74,300	Corp. Inmobiliaria Vesta SAB de CV	99,927
47,398	Grupo Herdez SAB de CV	98,888

		198,815

Nigeria — 0.95%
576,455	Guaranty Trust Bank Plc	54,306

Pakistan — 0.98%
20,000	Packages Ltd.	55,704

Philippines — 5.94%
768,050	Century Pacific Food, Inc.	222,027
308,094	Integrated Micro-Electronics, Inc.	62,025
18,760	Security Bank Corp.	55,319

		339,371

South Africa — 6.26%
33,805	AVI Ltd.	239,746
10,215	JSE Ltd.	117,568

		357,314

Sri Lanka — 1.72%
83,835	Hatton National Bank Plc	98,050

Taiwan — 9.78%
30,000	Chroma ATE, Inc.	115,295
10,000	Giant Manufacturing Co. Ltd.	46,936
15,800	Pacific Hospital Supply Co. Ltd.	35,527
3,645	Poya International Co. Ltd.	37,559
59,247	Standard Foods Corp.	95,741
5,300	Voltronic Power Technology Corp.	92,292
52,027	Wistron NeWeb Corp.	135,383

		558,733

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
Thailand — 5.91%
24,000	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	$134,253
72,300	Delta Electronics Public Co. Ltd. - FOR	154,393
146,700	MC Group Public Co. Ltd. - FOR	49,125

		337,771

Total Common Stocks		5,260,729

(Cost $5,238,738)

Equity Linked Security — 2.27%
Luxembourg — 2.27%
111,422	Aramex PJSC	129,807

Total Equity Linked Security		129,807
(Cost $111,398)

Preferred Stocks — 1.25%
Korea — 1.25%
776	Amorepacific Corp.	71,513

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	110

Total Preferred Stocks		71,623

(Cost $62,804)

Investment Company — 4.89%
279,165	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	279,165

Total Investment Company		279,165
(Cost $279,165)

Total Investments		$5,741,324
(Cost $5,692,105) — 100.53%

Liabilities in excess of other assets — (0.53)%		(30,279)

NET ASSETS — 100.00%		$5,711,045

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2018 (Unaudited)

Foreign currency exchange contracts as of December 31, 2018:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
HKD	57,960	USD	7,404	Bank Of New York Mellon	1/2/19	$(1)
BRL	35,248	USD	9,177	Bank Of New York Mellon	1/3/19	(84)
HKD	19,544	USD	2,496	Bank Of New York Mellon	1/3/19	(1)
PHP	111,489	USD	2,123	Bank Of New York Mellon	1/3/19	(2)
HKD	5,568	USD	711	Bank Of New York Mellon	1/4/19	0
Total						$(88)

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

BRL - Brazilian Real

FOR - Foreign Ownership Receipt

NVDR - Non-Voting Depository Receipt

PHP - Philippine Peso

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.61%
Consumer Staples	19.71%
Information Technology	12.84%
Consumer Discretionary	12.46%
Industrials	8.27%
Materials	7.41%
Real Estate	4.36%
Health Care	2.72%
Utilities	2.26%
Other	4.36%
100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

December 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 95.52%
Bangladesh — 0.50%
56,476	City Bank Ltd. (The)	$20,479

Brazil — 4.21%
5,200	Banco do Brasil SA	62,375
8,500	Kroton Educacional SA	19,453
4,700	Sul America SA	34,682
4,200	Vale SA, ADR	55,398

		171,908

Chile — 0.72%
1,829	Inversiones La Construccion SA	29,391

China — 29.55%
1,200	Alibaba Group Holding Ltd., ADR*	164,484
8,400	ANHUI JINHE INDUSTRIAL Co. Ltd., Class A	19,533
21,000	Ausnutria Dairy Corp. Ltd.	23,579
56,000	China Communications Services Corp. Ltd., Class H	46,431
194,000	China Construction Bank Corp., Class H	158,858
14,000	China Machinery Engineering Corp., Class H	6,626
48,000	China Petroleum & Chemical Corp., Class H	34,215
25,000	China Railway Construction Corp. Ltd., Class H	34,724
46,000	China Resources Cement Holdings Ltd.	41,480
32,000	China Resources Power Holdings Co. Ltd.	61,550
24,000	Chinasoft International Ltd.	11,949
29,000	CNOOC Ltd.	44,669
11,000	Geely Automobile Holdings Ltd.	19,399
12,000	Hua Hong Semiconductor Ltd.(a)	22,189
241,000	Industrial & Commercial Bank of China Ltd., Class H	171,414
300	Kweichow Moutai Co. Ltd., Class A	25,914
4,700	Midea Group Co. Ltd., Class A	25,386
18,000	Nexteer Automotive Group Ltd.	25,656
11,500	Ping An Insurance Group Co. of China Ltd., Series H	101,453
18,700	Sany Heavy Industry Co. Ltd., Class A	22,757
31,500	Shimao Property Holdings Ltd.	83,898
64,000	SITC International Holdings Co. Ltd.	60,325

		1,206,489

Colombia — 0.39%
19,288	Ecopetrol SA	15,769

Egypt — 1.14%
11,018	Commercial International Bank Egypt SAE, GDR	46,688

Hong Kong — 3.76%
30,000	China Water Affairs Group Ltd.	32,090

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
12,500	Kingboard Chemical Holdings Ltd.	$33,347
195,000	Pacific Basin Shipping Ltd.	37,149
46,000	Xinyi Glass Holdings Ltd.	50,814

		153,400

Hungary — 2.58%
5,964	MOL Hungarian Oil & Gas Plc	65,451
991	OTP Bank Plc	40,049

		105,500

India — 8.42%
12,252	Apollo Tyres Ltd.	41,358
6,966	Aurobindo Pharma Ltd.	73,046
7,246	GHCL Ltd.	25,450
3,981	Mphasis Ltd.	58,063
30,594	Redington India Ltd.	38,841
5,028	Reliance Industries Ltd.	80,695
9,152	Vedanta Ltd.	26,477

		343,930

Indonesia — 3.25%
120,300	Bank Negara Indonesia Persero Tbk PT	73,790
125,100	Bukit Asam Tbk PT	37,477
26,588	Indah Kiat Pulp & Paper Corp. Tbk PT	21,350

		132,617

Korea — 11.06%
207	Com2uSCorp	24,028
554	DB Insurance Co. Ltd.	34,891
600	Dentium Co. Ltd.	31,042
1,287	Hana Financial Group, Inc.	41,857
338	Hyundai Mipo Dockyard Co. Ltd.*	18,219
234	LG Chem Ltd.	72,942
129	POSCO	28,216
3,820	Samsung Electronics Co. Ltd.	132,981
172	SK Holdings Co. Ltd.	40,133
504	SK Hynix, Inc.*	27,476

		451,785
Luxembourg — 1.13%
1,700	Ternium SA, ADR	46,070

Mexico — 1.42%
48,900	PLA Administradora Industrial S de RL de CV, REIT	58,177

Pakistan — 0.45%
21,100	Habib Bank Ltd.	18,285

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
Philippines — 1.00%
13,880	Security Bank Corp.	$40,929

Poland — 0.54%
1,561	Alior Bank SA*	22,225

Russia — 5.44%
643,000	Inter RAO UES PJSC	35,691
710	LUKOIL PJSC, ADR	50,846
3,395	PhosAgro PJSC, GDR	43,333
4,542	Sberbank of Russia PJSC, ADR	49,740
143,100	Sistema PJSFC	16,425
1,053	X5 Retail Group NV, GDR	26,125

		222,160

Saudi Arabia — 0.85%
4,170	SAMBA FINANCIAL GROUP	34,905

South Africa — 6.70%
28,689	KAP Industrial Holdings Ltd.	16,280
11,870	Lewis Group Ltd.	28,888
779	Naspers Ltd., N Shares	155,968
5,820	Standard Bank Group Ltd.	72,311

		273,447
Taiwan — 8.43%
7,000	Accton Technology Corp.	22,443
9,000	Chailease Holding Co. Ltd.	28,387
6,000	Chipbond Technology Corp.	12,048
5,800	Hon Hai Precision Industry Co. Ltd.	13,348
6,000	Lotes Co. Ltd.	41,238
18,800	Macronix International	11,159
15,000	Primax Electronics Ltd.	21,134
7,000	Sercomm Corp.	14,547
20,000	Taiwan Semiconductor Manufacturing Co. Ltd.	145,225
13,260	Wistron NeWeb Corp.	34,505

		344,034

Thailand — 1.42%
98,100	Krung Thai Bank Public Co. Ltd., FOR	57,880

Turkey — 2.24%
10,930	Haci Omer Sabanci Holding AS	15,509
3,781	TAV Havalimanlari Holding AS	17,075
26,451	Trakya Cam Sanayii AS	15,132
707	Tupras Turkiye Petrol Rafinerileri AS	15,575

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value
4,000	Turk Hava Yollari AO*	$12,140
6,998	Turkcell Iletisim Hizmetleri AS	16,047

		91,478

Vietnam — 0.32%
9,840	Hoa Phat Group JSC*	13,171

Total Common Stocks		3,900,717

(Cost $4,520,188)

Preferred Stocks — 4.11%
Brazil — 2.82%
4,000	Banco do Estado do Rio Grande do Sul SA, Class B	22,891
3,000	Centrais Eletricas Brasileiras SA, Class B*	21,805
7,300	Cia Energetica de Minas Gerais	26,105
7,600	Petroleo Brasileiro SA	44,474

		115,275

Colombia — 1.29%
5,563	Banco Davivienda SA	52,624

Total Preferred Stocks		167,899

(Cost $173,662)

Rights/Warrants — 0.03%
Taiwan — 0.03%
513	Lotes Co. Ltd., Rights, Expire 1/9/19*	1,190

Total Rights/Warrants		1,190

(Cost $0)
Total Investments		$4,069,806

(Cost $4,693,850) — 99.66%

Other assets in excess of liabilities — 0.34%		13,782

NET ASSETS — 100.00%		$4,083,588

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2018 (Unaudited)

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Value/Unrealized Appreciation
HKD 15,313	USD 1,956	Bank Of New York Mellon	1/3/19	$0

Total				$0

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	30.16%
Information Technology	15.69%
Materials	9.63%
Energy	9.53%
Consumer Discretionary	9.19%
Industrials	6.87%
Communication Services	6.34%
Utilities	4.34%
Real Estate	3.48%
Health Care	2.55%
Consumer Staples	1.85%
Other*	0.37%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 99.44%
Belgium — 3.19%
7,578	Anheuser-Busch InBev NV	$499,232

Germany — 4.10%
23,479	Deutsche Post AG	641,194

Hong Kong — 2.25%
42,398	AIA Group Ltd.	352,192

India — 3.38%
5,100	HDFC Bank Ltd., ADR	528,309

Ireland — 1.87%
3,586	Paddy Power Betfair Plc	292,892

Japan — 5.08%
14,098	MISUMI Group, Inc.	297,000
4,397	Nidec Corp.	497,507

		794,507

South Africa — 2.41%
1,885	Naspers Ltd., N Shares	377,408

Switzerland — 5.88%
3,702	Roche Holding AG	919,054

Taiwan — 2.24%
9,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	350,645

United Kingdom — 11.79%
6,408	Croda International Plc	382,692
7,057	InterContinental Hotels Group Plc	381,733
21,452	St. James’s Place Plc	258,364
15,156	Unilever NV	821,036

		1,843,825

United States — 57.25%
478	Alphabet, Inc., Class A*	499,491
330	Amazon.com, Inc.*	495,650
5,500	American Water Works Co., Inc.	499,235
13,200	Blackstone Group LP (The), MLP	393,492
3,200	Citigroup, Inc.	166,592
9,200	Danaher Corp.	948,704
6,900	EOG Resources, Inc.	601,749
4,012	Estee Lauder Cos, Inc. (The), Class A	521,961

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

8,500	First Republic Bank	$738,650
9,850	Fortive Corp.	666,451
3,931	Gartner, Inc.*	502,539
2,800	Incyte Corp.*	178,052
1,600	MarketAxess Holdings, Inc.	338,096
5,300	Microsoft Corp.	538,321
1,900	SVB Financial Group*	360,848
14,100	TJX Cos, Inc. (The)	630,834
3,500	UnitedHealth Group, Inc.	871,920

		8,952,585

Total Common Stocks		15,551,843

(Cost $15,991,476)

Total Investments		$15,551,843
(Cost $15,991,476) — 99.44%

Other assets in excess of liabilities — 0.56%		87,628

NET ASSETS — 100.00%		$15,639,471

*	Non-income producing security.

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Value/Unrealized Depreciation
USD 5,070	ZAR 73,885	Bank Of New York Mellon	1/2/19	$(64)

Total				$(64)

Abbreviations	used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.05%
Health Care	18.66%
Industrials	13.44%
Information Technology	12.09%
Consumer Staples	11.78%
Consumer Discretionary	11.52%
Energy	3.85%
Utilities	3.19%
Materials	2.45%
Communication Services	2.41%
Other*	0.56%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 92.25%
Australia — 2.73%
306,488	Oil Search Ltd.	$1,543,782

Belgium — 4.51%
38,655	Anheuser-Busch InBev NV	2,546,556

Canada — 0.84%
58,900	First Quantum Minerals Ltd.	476,308

Denmark — 1.50%
18,459	Novo Nordisk A/S, Class B	847,768

France — 3.72%
17,511	Safran SA	2,100,184

Germany — 6.44%
71,897	Deutsche Post AG	1,963,453
25,091	Orsted A/S(a)	1,679,034

		3,642,487

Hong Kong — 4.96%
337,600	AIA Group Ltd.	2,804,381

India — 4.91%
26,783	HDFC Bank Ltd., ADR	2,774,451

Ireland — 2.45%
16,943	Paddy Power Betfair Plc	1,383,846

Japan — 12.66%
104,700	Astellas Pharma, Inc.	1,337,713
23,700	Komatsu Ltd.	509,312
47,900	MISUMI Group, Inc.	1,009,099
16,901	Nidec Corp.	1,912,297
9,700	Oriental Land Co. Ltd	975,524
12,500	Recruit Holdings Co. Ltd.	301,984
8,900	Shin-Etsu Chemical Co. Ltd.	683,812
7,300	Toyota Motor Corp.	422,572

		7,152,313

Netherlands — 5.20%
4,402	ASML Holding NV	689,616
101,131	ING Groep NV	1,087,827
38,875	Royal Dutch Shell Plc	1,162,265

		2,939,708

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2018 (Unaudited)

Shares		Value

South Africa — 3.45%
9,733	Naspers Ltd., N Shares	$1,948,707

Sweden — 2.00%
45,927	Essity AB	1,128,954

Switzerland — 9.87%
3,318	Partners Group Holding AG	2,018,494
14,339	Roche Holding AG	3,559,784

		5,578,278

Taiwan — 4.96%
76,018	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,805,824

Thailand — 1.64%
163,500	Kasikornbank Pcl, NVDR	927,535

United Kingdom — 20.41%
31,165	Croda International Plc	1,861,202
51,755	InterContinental Hotels Group Plc	2,799,575
4,963	LINDE Plc	787,845
19,383	Rio Tinto Plc	928,299
156,030	St. James’s Place Plc	1,879,197
60,501	Unilever NV	3,277,480

		11,533,598

Total Common Stocks		52,134,680

(Cost $56,048,005)

Investment Company — 1.18%
665,360	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	665,360

Total Investment Company		665,360

(Cost $665,361)

Total Investments		$52,800,040
(Cost $56,713,366) — 93.43%

Other assets in excess of liabilities — 6.57%		3,711,043

NET ASSETS — 100.00%		$56,511,083

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2018 (Unaudited)

Foreign currency exchange contracts as of December 31, 2018:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY 8,949,312	USD 81,171	Bank Of New York Mellon	1/8/19	$ 532

USD 19,062	ZAR 277,809	Bank Of New York Mellon	1/2/19	(242)
USD 11,511	THB 374,864	Bank Of New York Mellon	1/3/19	(3)

				$ (245)

Total				$ 287

Abbreviations used are defined below:

ADR - American Depositary Receipt

JPY - Japanese Yen

NVDR - Non-Voting Depository Receipt

THB - Thai Baht

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.33%
Industrials	13.80%
Consumer Staples	12.30%
Health Care	10.17%
Consumer Discretionary	9.88%
Materials	8.38%
Information Technology	6.18%
Energy	4.79%
Communication Services	3.45%
Utilities	2.97%
Other*	7.75%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 74.17%
Basic Materials — 0.38%
$100,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$100,065

Communications — 6.37%
196,000	21st Century Fox America, Inc., 7.75%, 1/20/24	233,618
150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 3.96%, 6/12/24(a)	145,178
250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	249,017
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 3.04%, 4/15/24(a)	146,952
250,000	Discovery Communications LLC, 2.95%, 3/20/23	239,240
100,000	Discovery Communications LLC, 4.38%, 6/15/21	101,704
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	300,210
250,000	Videotron Ltd., 5.00%, 7/15/22	249,840

		1,665,759

Consumer, Cyclical — 5.96%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	272,866
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	146,471
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	193,554
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,672
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.50%, 9/28/22(a),(b)	246,428
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	200,866
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	248,735

		1,558,592

Consumer, Non-cyclical — 15.88%
150,000	Allergan Funding SCS, 3.45%, 3/15/22	147,636
150,000	Amgen, Inc., 2.65%, 5/11/22	146,646
150,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	147,440
75,000	Baxalta, Inc., 2.88%, 6/23/20	74,183
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	198,850
200,000	Becton Dickinson and Co., 2.40%, 6/5/20	197,234
200,000	Becton Dickinson and Co., 2.89%, 6/6/22	193,624
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.77%, 6/6/22(a)	123,241
200,000	Celgene Corp., 2.88%, 2/19/21	197,836
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	150,003
350,000	CVS Health Corp., 2.13%, 6/1/21	338,051
50,000	CVS Health Corp., 3.35%, 3/9/21	49,849
125,000	General Mills, Inc., 3.20%, 4/16/21	124,305
250,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.33%, 7/15/23(a),(b)	246,200
250,000	HCA, Inc., 5.88%, 3/15/22	257,140
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	99,213
150,000	Kroger Co. (The), 3.30%, 1/15/21	149,331

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	$240,855
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	241,552
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	202,510
250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	248,100
135,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 3.29%, 6/2/20(a)	135,170
250,000	United Rentals North America, Inc., 4.63%, 7/15/23	245,615

		4,154,584

Energy — 8.16%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	202,110
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	202,050
200,000	Energy Transfer Partners LP, 5.20%, 2/1/22	205,428
100,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	98,891
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	98,886
50,000	EOG Resources, Inc., 4.40%, 6/1/20	50,737
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	149,497
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	207,158
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	111,539
200,000	Noble Energy, Inc., 4.15%, 12/15/21	200,510
200,000	ONEOK, Inc., 4.25%, 2/1/22	201,530
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	203,430
200,000	Williams Partners LP, 5.25%, 3/15/20	203,962

		2,135,728

Financial — 22.99%
275,000	Ally Financial, Inc., 3.50%, 1/27/19	274,857
150,000	American Tower Corp., REIT, 3.30%, 2/15/21	149,235
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.35%, 5/19/22(a),(b)	249,085
300,000	Bank of America Corp., (LIBOR USD 3-Month + 0.630%), MTN, 2.33%, 10/1/21(c)	293,550
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 3.42%, 9/19/22(a)	248,560
250,000	Barclays Plc, 2.75%, 11/8/19	247,697
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	192,700
150,000	Citigroup, Inc., 2.65%, 10/26/20	147,956
300,000	Citigroup, Inc., 2.70%, 3/30/21	295,281
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.75%, 8/2/21(a)	150,285
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.89%, 1/10/23(a)	295,818
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	249,405
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	248,780
300,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	295,341
150,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	157,337
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	194,006
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 4.35%, 5/25/21(a)	252,892

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$200,000	ING Groep NV, 3.15%, 3/29/22	$196,472
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 3.37%, 7/23/24(a)	194,928
400,000	Morgan Stanley, MTN, 2.75%, 5/19/22	388,784
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.40%, 7/22/22(a)	198,272
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.30%, 1/10/22(a),(b)	250,380
100,000	Regions Financial Corp., 2.75%, 8/14/22	96,560
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	246,110
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), MTN, 3.95%, 3/30/21(a)	252,930
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.52%, 6/28/22(a)	248,752

		6,015,973

Industrial — 2.92%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 3.33%, 6/6/22(a)	101,291
350,000	Rockwell Collins, Inc., 2.80%, 3/15/22	339,321
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	49,101
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	274,860

		764,573

Technology — 4.94%
250,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	246,990
125,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	124,703
100,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	99,921
200,000	DXC Technology Co., 2.88%, 3/27/20	198,508
125,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	125,236
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	200,510
100,000	LAM Research Corp., 2.80%, 6/15/21	98,610
200,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	197,936

		1,292,414

Utilities — 6.57%
250,000	AES Corp., 4.88%, 5/15/23	244,480
150,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	149,913
350,000	Exelon Corp., 2.45%, 4/15/21	340,021
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 3.47%, 3/27/20(a)	149,528
255,000	Puget Energy, Inc., 6.50%, 12/15/20	269,448
250,000	Sempra Energy, 2.90%, 2/1/23	243,030

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$150,000	Southern Co. (The), 2.35%, 7/1/21	$145,539
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	175,282

		1,717,241

Total Corporate Bonds		19,404,929

(Cost $19,642,192)

Asset Backed Securities — 20.79%
205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	203,756
47,356	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	47,306
100,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21	99,977
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	150,913
115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	115,860
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	222,873
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	169,949
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	247,686
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	298,691
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	248,076
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	144,900
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	189,362
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	162,987
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	252,243
230,757	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	230,564
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	252,620
285,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	285,697
260,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	260,809
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,077
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,474
200,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	200,098
112,651	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	112,595

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 36,228	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	$36,193
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	251,212
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	235,533
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	262,944
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	199,311
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	343,349

Total Asset Backed Securities		5,439,055

(Cost $5,471,797)

U.S. Government Agency Backed Mortgages — 3.09%
Fannie Mae — 0.08%
4,444	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 3.46%, 10/25/31(a)	4,552
3,562	Series 2005-68, Class BC, 5.25%, 6/1/35	3,599
3,297	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 3.26%, 11/25/39(a)	3,340
11,107	Series 2012-3, Class EA, 3.50%, 10/1/29	11,146

		22,637

Freddie Mac — 3.01%
200,000	Series 2010-K7, Class B, 5.50%, 4/1/20(b),(d)	205,301
255,000	Series 2011-K13, Class B, 4.61%, 1/1/48(b),(d)	260,946
280,000	Series 2012-K709, Class B, 3.74%, 4/1/45(b),(d)	279,844
3,261	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.46%, 3/15/32(a)	3,343
3,518	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.46%, 3/15/32(a)	3,599
18,385	Series 2627, Class MW, 5.00%, 6/1/23	18,951
2,203	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.96%, 11/15/40(a)	2,214
11,020	Series 4027, Class GD, 2.00%, 10/1/25	10,905

		785,103

Total U.S. Government Agency Backed Mortgages		807,740

(Cost $821,662)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

Municipal Bonds — 0.51%
Connecticut — 0.51%
$135,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	$134,398

Total Municipal Bonds		134,398

(Cost $135,000)

Collateralized Mortgage Obligations — 0.11%
28,786	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.61%, 12/26/35(a),(b)	28,499

Total Collateralized Mortgage Obligations		28,499

(Cost $28,295)

Shares

Investment Company — 0.61%
160,264	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	160,264

Total Investment Company		160,264

(Cost $160,264)

Total Investments		$25,974,885
(Cost $26,259,210) — 99.28%

Other assets in excess of liabilities — 0.72%		189,439

NET ASSETS — 100.00%		$26,164,324

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2018.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Financial futures contracts as of December 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Notes	14	March 2019	$17,678	USD	$2,972,375	Barclays Capital Group

Total			$17,678

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	13	March 2019	$(21,772)	USD	$1,490,938	Barclays Capital Group

Total			$(21,772)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 59.65%
Basic Materials — 1.51%
$ 80,000	DowDuPont, Inc., 3.77%, 11/15/20	$80,738
123,000	LyondellBasell Industries NV, 5.00%, 4/15/19	123,080
230,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	226,396

		430,214

Communications — 5.56%
300,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.39%, 7/15/21(a)	298,881
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	199,748
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 3.04%, 4/15/24(a)	146,952
250,000	Discovery Communications LLC, 2.20%, 9/20/19	247,772
150,000	Discovery Communications LLC, 2.80%, 6/15/20(b)	148,889
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	300,210
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 3.43%, 1/16/24(a)	243,058

		1,585,510

Consumer, Cyclical — 6.06%
250,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.350%), 2.93%, 11/5/21(a)	247,232
50,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), MTN, 3.38%, 9/9/21(a)	50,132
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	223,254
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	246,895
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,672
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.50%, 9/28/22(a),(b)	246,428
65,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	63,778
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	200,866
200,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	199,116

		1,727,373

Consumer, Non-cyclical — 9.05%
100,000	Allergan Funding SCS, 3.45%, 3/15/22	98,424
100,000	Anthem, Inc., 2.50%, 11/21/20	98,605
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	198,850
200,000	Becton Dickinson and Co., 2.68%, 12/15/19	198,062
100,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 3.68%, 12/29/20(a)	99,321
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.77%, 6/6/22(a)	123,241
150,000	Celgene Corp., 2.88%, 2/19/21	148,377
150,000	Church & Dwight Co., Inc., (LIBOR USD 3-Month + 0.150%), 2.64%, 1/25/19(a)	149,971
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	150,003
150,000	CVS Health Corp., 2.80%, 7/20/20	148,664

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$250,000	CVS Health Corp., 3.35%, 3/9/21	$249,245
300,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.33%, 7/15/23(a),(b)	295,440
200,000	Kraft Heinz Foods Co., (LIBOR USD 3-Month + 0.570%), 3.19%, 2/10/21(a)	197,796
225,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	221,866
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	202,510

		2,580,375

Energy — 5.22%
25,000	Anadarko Petroleum Corp., 6.95%, 6/15/19	25,359
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 3.52%, 5/15/22(a)	151,794
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	173,059
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	150,327
223,000	EOG Resources, Inc., 4.40%, 6/1/20	226,287
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	207,158
200,000	Marathon Oil Corp., 2.70%, 6/1/20	196,724
350,000	Williams Partners LP, 5.25%, 3/15/20	356,933

		1,487,641

Financial — 22.10%
100,000	Ally Financial, Inc., 3.50%, 1/27/19	99,948
150,000	American Tower Corp., 2.80%, 6/1/20	148,835
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.35%, 5/19/22(a),(b)	249,085
200,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), GMTN, 3.13%, 7/21/21(a)	199,232
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 3.44%, 7/23/24(a)	244,377
100,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), MTN, 3.48%, 8/27/21(a)	100,258
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 3.42%, 9/19/22(a)	248,560
200,000	Barclays Plc, 2.75%, 11/8/19	198,158
250,000	Citibank NA, (LIBOR USD 3-Month + 0.500%), 3.28%, 6/12/20(a)	249,235
250,000	Citigroup, Inc., 2.65%, 10/26/20	246,592
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 3.20%, 10/27/22(a)	243,915
100,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 3.84%, 12/8/21(a)	99,888
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 3.49%, 3/16/23(a),(b)	198,588
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.89%, 1/10/23(a)	246,515
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	248,780
150,000	Crown Castle International Corp., 3.40%, 2/15/21	149,651
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.43%, 2/23/23(a)	385,988

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 4.35%, 5/25/21(a)	$202,314
250,000	JPMorgan Chase & Co., 2.75%, 6/23/20	248,282
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.550%), 3.32%, 3/9/21(a)	248,815
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 3.42%, 6/1/21(a)	72,587
50,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20(b)	49,221
75,000	Morgan Stanley, (LIBOR USD 3-Month + 0.550%), GMTN, 3.17%, 2/10/21(a)	74,315
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.40%, 7/22/22(a)	198,272
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 3.89%, 10/24/23(a)	248,885
150,000	Morgan Stanley, GMTN, 5.50%, 7/24/20	154,726
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.30%, 1/10/22(a),(b)	250,380
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	196,888
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 3.48%, 3/14/22(a),(b)	200,184
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 3.55%, 2/11/22(a)	99,171
100,000	Wells Fargo Bank NA, 2.60%, 1/15/21	98,700
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 2.99%, 1/11/23(a)	247,102
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.52%, 6/28/22(a)	149,252

		6,296,699

Industrial — 4.12%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 3.33%, 6/6/22(a)	253,227
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	197,740
250,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.480%), MTN, 3.25%, 9/8/22(a)	248,813
205,000	Packaging Corp. of America, 2.45%, 12/15/20	200,832
275,000	United Technologies Corp., (LIBOR USD 3-Month + 0.650%), 3.28%, 8/16/21(a)	273,625

		1,174,237

Technology — 3.70%
225,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	224,464
200,000	DXC Technology Co., 2.88%, 3/27/20	198,508
150,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	150,284
275,000	IBM Credit LLC, 3.45%, 11/30/20	276,378

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$200,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	$197,936
7,000	Oracle Corp., (LIBOR USD 3-Month + 0.580%), 3.02%, 1/15/19(a)	7,001

		1,054,571

Utilities — 2.33%
200,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	202,478
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 3.47%, 3/27/20(a)	149,527
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 2.94%, 1/15/21(a)	147,387
165,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	165,266

		664,658

Total Corporate Bonds		17,001,278

(Cost $17,148,978)

Asset Backed Securities — 19.03%
85,000	Ally Auto Receivables Trust, Series 2015-1, Class B, 2.01%, 8/17/20	84,970
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.37%, 11/8/21(b)	185,023
47,356	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	47,306
175,937	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	175,552
199,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.00%, 6/8/21	198,678
305,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	304,221
200,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21	199,955
300,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	301,827
85,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/8/21	84,881
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	173,345
60,000	CarMax Auto Owner Trust, Series 2014-4, Class C, 2.44%, 11/16/20	59,986
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	188,538
84,494	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19%, 7/15/22(b)	84,496
200,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 8/15/23(b)	202,855
230,757	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	230,563
46,109	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61%, 8/16/21(b)	46,041

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$235,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	$235,575
300,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	300,859
240,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	240,747
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	214,428
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	149,369
221,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	221,108
100,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	99,978
104,090	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	104,038
147,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.53%, 8/16/21	147,482
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	251,212
311,268	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10%, 6/15/21	310,469
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	233,177
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	199,310
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	147,150

Total Asset Backed Securities		5,423,139

(Cost $5,442,166)

U.S. Government Agency Backed Mortgages — 3.67%
Fannie Mae — 0.42%
30,708	Pool #888467, 6.00%, 6/1/22	31,654
28,727	Pool #AL0202, 4.00%, 4/1/21	29,522
12,937	Series 2003-55, Class CD, 5.00%, 6/1/23	13,319
604	Series 2011-23, Class AB, 2.75%, 6/1/20	602
45,125	Series 2012-1, Class GB, 2.00%, 2/1/22	44,527

		119,624

Freddie Mac — 3.25%
200,000	Series 2010-K7, Class B, 5.50%, 4/1/20(b),(c)	205,301
250,000	Series 2011-K10, Class B, 4.62%, 11/1/49(b),(c)	255,547
195,000	Series 2011-K11, Class B, 4.42%, 12/1/48(b),(c)	199,081
220,000	Series 2012-K709, Class B, 3.74%, 4/1/45(b),(c)	219,878
134	Series 2761, Class CB, 4.00%, 3/1/19	133
11,328	Series 3710, Class AB, 2.00%, 8/1/20	11,260

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

Principal Amount		Value

$ 26,969	Series 3726, Class BA, 2.00%, 8/1/20	$26,656
8,990	Series 3852, Class EA, 4.50%, 12/1/21	9,067

		926,923

Total U.S. Government Agency Backed Mortgages		1,046,547

(Cost $1,056,768)

Municipal Bonds — 0.84%
Connecticut — 0.42%
120,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	119,465

Minnesota — 0.42%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	119,247

Total Municipal Bonds		238,712

(Cost $240,634)

Collateralized Mortgage Obligations — 0.10%
28,786	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.61%, 12/26/35(a),(b)	28,499

Total Collateralized Mortgage Obligations		28,499

(Cost $28,295)

Shares

Investment Company — 0.38%
106,778	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	106,778

Total Investment Company		106,778

(Cost $106,778)

Total Investments		$23,844,953
(Cost $24,023,619) — 83.67%

Other assets in excess of liabilities — 16.33%		4,654,173

NET ASSETS — 100.00%		$28,499,126

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2018 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
90-Day Euro	40	June 2019	$17,297	USD $9,731,500	Barclays Plc
Dollar
Total			$17,297

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Two Year	10	March 2019	$(12,841)	USD $2,123,125	Barclays Plc
U.S. Treasury
Note
Total			$(12,841)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following seven investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the New York Stock Exchange (“NYSE”) on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of December 31, 2018 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities(a)
Emerging Markets Equity Fund	$104,454,713		$664,197,624	$ —		$768,652,337
Emerging Markets Small Cap Equity Fund	668,873		5,072,341	110	(b)	5,741,324
Emerging Markets Value Equity Fund	399,644		3,670,162	—		4,069,806
Global Opportunities Fund	9,831,539		5,720,304	—		15,551,843
International Opportunities Fund	6,721,943		46,078,097	—		52,800,040
Short Duration Fixed Income Fund	160,264	(c)	25,814,621	—		25,974,885
Ultra-Short Fixed Income Fund	106,778	(c)	23,738,175	—		23,844,953

Other Financial Instruments*
Emerging Markets Equity Fund	—		7,038	—		7,038
International Opportunities Fund	—		532	—		532
Short Duration Fixed Income Fund	17,678		—	—		17,678
Ultra-Short Fixed Income Fund	17,297		—	—		17,297

Liabilities:
Other Financial Instruments*
Emerging Markets Equity Fund	—		(1,846)	—		(1,846)
Emerging Markets Small Cap Equity Fund	—		(88)	—		(88)
Global Opportunities Fund	—		(64)	—		(64)
International Opportunities Fund	—		(245)	—		(245)
Short Duration Fixed Income Fund	(21,772)		—	—		(21,772)
Ultra-Short Fixed Income Fund	(12,841)		—	—		(12,841)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(b)	See Schedule of Portfolio Investments for securities considered Level 3 and the table below for reconciliation of Level 3 investments.

(c)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedules, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended December 31, 2018, for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund and Emerging Markets Value Fund transfers to Level 2 from Level 1 in the amount of $35,497,452, $662,133 and $233,986 were due to the absence of an active trading market for the securities on December 31, 2018; securities were transferred from Level 2 to Level 1 in the amount of $121,950 for the Emerging Markets Small Cap Equity Fund since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stocks– (Philippines)
Balance as of 3/31/18(value)	$111
Change in unrealized appreciation (depreciation)	(1)
Balance as of 12/31/18(value)	$110

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2018, the Funds held no when-issued securities.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Underlying collateral pledged for open futures contracts is cash at the brokers in the amount of $23,804 and $29,789 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at December 31, 2018.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2018, the Funds do not have any outstanding TBA commitments.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2016, 2017 and 2018 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, Global Opportunities Fund and International Opportunities Fund and for the period ending March 31, 2018 for the Emerging Markets Value Equity Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2018, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $48,290 and $76,692, respectively, and a long-term capital loss carryforward of $38,071 and $55,139 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Small Cap Fund deferred long-term qualified late-year capital losses of $4,893 and short-term qualified late-year capital losses of $18,804 which will be treated as arising on the first business day of the year ended March 31, 2019.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date            February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date            February 26, 2019

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date            February 26, 2019

* Print the name and title of each signing officer under his or her signature.